UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December  31,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        Opus Trading Fund, LLC
Address:     One Jericho Plaza
             Jericho, New York 11753-1635

Form  13F  File  Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Mark Peckman
Title:     General Counsel
Phone:     516-942-2411


Signature,  Place,  and  Date  of  Signing:

/s/ Mark Peckman          Jericho, New York          2/14/2011
----------------          -----------------          ---------
   [Signature]                 [City, State]          [Date]


Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
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
                                TITLE OF             VALUE      SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP      x($1000)   PRN AMT   PRN CALL  DISCRETN  MANAGERS        SOLE     SHARED   NONE
------------------------------  --------- ---------   --------  --------   -------  --------  ---------     --------  -------- -----
AGRIUM INC                      COM       008916108        248     2,700  SH        DEFINED       01,02       2,700
                                                                                    OTHER             3
AMAZON COM INC                  COM       023135106      1,029     5,716  SH        DEFINED       01,02       5,716
                                                                                    OTHER             3
AMGEN INC                       COM       031162100        576    10,500  SH        DEFINED       01,02      10,500
                                                                                    OTHER             3
ANADARKO PETE CORP              COM       032511107        396     5,200  SH        DEFINED       01,02       5,200
                                                                                    OTHER             3
APPLE INC                       COM       037833100      3,451    10,700  SH        DEFINED       01,02      10,700
                                                                                    OTHER             3
BARRICK GOLD CORP               COM       067901108        750    14,100  SH        DEFINED       01,02      14,100
                                                                                    OTHER             3
BEST BUY INC                    COM       086516101        617    18,000  SH        DEFINED       01,02      18,000
                                                                                    OTHER             3
BLACKROCK INC                   COM       09247X101        229     1,200  SH        DEFINED       01,02       1,200
                                                                                    OTHER             3
BROCADE COMMUNICATIONS SYS INC  COM       111621306        203    38,300  SH        DEFINED       01,02      38,300
                                                                                    OTHER             3
CF INDS HLDGS INC               COM       125269100        291     2,150  SH        DEFINED       01,02       2,150
                                                                                    OTHER             3
CISCO SYS INC                   COM       17275R102        686    33,900  SH        DEFINED       01,02      33,900
                                                                                    OTHER             3
CITIGROUP INC                   COM       172967101        119    25,200  SH        DEFINED       01,02      25,200
                                                                                    OTHER             3
CLIFFS NATURAL RESOURCES INC    COM       18683K101        234     3,000  SH        DEFINED       01,02       3,000
                                                                                    OTHER             3
DIREXION SHS ETF TR             COM       25459W516        242     8,700  SH        DEFINED       01,02       8,700
                                                                                    OTHER             3
EXXON MOBIL CORP                COM       30231G102        870    11,900  SH        DEFINED       01,02      11,900
                                                                                    OTHER             3
F5 NETWORKS INC                 COM       315616102        234     1,800  SH        DEFINED       01,02       1,800
                                                                                    OTHER             3
FINISAR                         COM       31787A507        267     9,000  SH        DEFINED       01,02       9,000
                                                                                    OTHER             3
FREEPORT-MCMORAN COPPER & GOLD  COM       35671D857        300     2,500  SH        DEFINED       01,02       2,500
                                                                                    OTHER             3
GENERAL MTRS CO                 COM       37045V100        435    11,800  SH        DEFINED       01,02      11,800
                                                                                    OTHER             3
GOOGLE INC                      COM       38259P508        535       900  SH        DEFINED       01,02         900
                                                                                    OTHER             3
ISHARES TR                      COM       464287432        518     5,500  SH        DEFINED       01,02       5,500
                                                                                    OTHER             3
JPMORGAN CHASE & CO             COM       46625H100        637    15,025  SH        DEFINED       01,02      15,025
                                                                                    OTHER             3
LAS VEGAS SANDS CORP            COM       517834107        597    13,000  SH        DEFINED       01,02      13,000
                                                                                    OTHER             3
MARKET VECTORS ETF TR           COM       57060U100        369     6,000  SH        DEFINED       01,02       6,000
                                                                                    OTHER             3
MICRON TECHNOLOGY INC           COM       595112103         95    11,850  SH        DEFINED       01,02      11,850
                                                                                    OTHER             3
MOSAIC CO                       COM       61945A107        305     4,000  SH        DEFINED       01,02       4,000
                                                                                    OTHER             3
NEWMONT MINING CORP             COM       651639106        448     7,300  SH        DEFINED       01,02       7,300
                                                                                    OTHER             3
OIL SVC HOLDRS TR               COM       678002106      1,230     8,755  SH        DEFINED       01,02       8,755
                                                                                    OTHER             3
ORACLE CORP                     COM       68389X105        626    20,000  SH        DEFINED       01,02      20,000
                                                                                    OTHER             3
PEPSICO INC                     COM       713448108        327     5,000  SH        DEFINED       01,02       5,000
                                                                                    OTHER             3
PFIZER INC                      COM       717081103        578    33,000  SH        DEFINED       01,02      33,000
                                                                                    OTHER             3
POTASH CORP SASK INC            COM       73755L107        341     2,200  SH        DEFINED       01,02       2,200
                                                                                    OTHER             3
POWERSHARES QQQ TRUST           COM       73935A104     20,590   378,000  SH        DEFINED       01,02     378,000
                                                                                    OTHER             3
PRICELINE COM INC               COM       741503403        228       570  SH        DEFINED       01,02         570
                                                                                    OTHER             3
PROSHARES TR                    COM       74347R206        277     3,400  SH        DEFINED       01,02       3,400
                                                                                    OTHER             3
PROSHARES TR II                 COM       74347W502        125    10,000  SH        DEFINED       01,02      10,000
                                                                                    OTHER             3
RESEARCH IN MOTION LTD          COM       760975102        342     5,886  SH        DEFINED       01,02       5,886
                                                                                    OTHER             3
SALESFORCE COM INC              COM       79466L302        496     3,755  SH        DEFINED       01,02       3,755
                                                                                    OTHER             3
SILVER WHEATON CORP             COM       828336107        492    12,600  SH        DEFINED       01,02      12,600
                                                                                    OTHER             3
SPDR DOW JONES INDL AVRG ETF    COM       78467X109        289     2,500  SH        DEFINED       01,02       2,500
                                                                                    OTHER             3
SPDR GOLD TRUST                 COM       78463V107      2,330    16,793  SH        DEFINED       01,02      16,793
                                                                                    OTHER             3
SPDR S&P 500 ETF TR             COM       78462F103     66,915   532,000  SH        DEFINED       01,02     532,000
                                                                                    OTHER             3
SPDR S&P MIDCAP 400 ETF TR      COM       78467Y107      2,890    17,548  SH        DEFINED       01,02      17,548
                                                                                    OTHER             3
SPRINT NEXTEL CORP              COM       852061100        106    25,000  SH        DEFINED       01,02      25,000
                                                                                    OTHER             3
UNION PAC CORP                  COM       907818108        473     5,100  SH        DEFINED       01,02       5,100
                                                                                    OTHER             3
UNITED STATES OIL FUND LP       COM       91232N108        456    11,700  SH        DEFINED       01,02      11,700
                                                                                    OTHER             3
VALE S. A.                      COM       91912E105        463    13,400  SH        DEFINED       01,02      13,400
                                                                                    OTHER             3
WAL MART STORES INC             COM       931142103        270     5,000  SH        DEFINED       01,02       5,000
                                                                                    OTHER             3
WALTER ENERGY INC               COM       93317Q105        256     2,000  SH        DEFINED       01,02       2,000
                                                                                    OTHER             3
WHITING PETE CORP NEW           COM       966387102        293     2,500  SH        DEFINED       01,02       2,500
                                                                                    OTHER             3
WYNN RESORTS LTD                COM       983134107        524     5,050  SH        DEFINED       01,02       5,050
                                                                                    OTHER             3

                                     51               115,598

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:     3
Form  13F  Information  Table  Entry  Total:     51
Form 13F Information Table Value Total:     115,598
     (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number  CIK  Number      Name
01      28-13927                 0001491980       Amity  Trading  Partners  LLC
02      28-13268                 0001425994       Schonfeld  Group  Holdings,LLC
03      28-13270                 0001450323       Amity  Advisers  LLC